Multiemployer Pension Plans (Tables)	12 Months Ended
Dec. 31, 2011
Multiemployer Pension Plans [Abstract]
Multiemployer Pension Plan Description and Contributions
The Company's participation in material multiemployer pension plans for the annual period ended December 31, 2011, is outlined in the table below.

Pension Fund	EIN/Pension Plan Number[1]	Pension Protection Act Zone Status[2]		FIP/RP Status Pending/Implemented in 2011[3]	Contributions of the Company			Surcharge Imposed in 2011	Expiration Date of Collective-Bargaining Agreement
		2010	2009		2011	2010	2009

Steelworkers Pension Trust (USW)[4]	23-6648508	Green	Green	No	$2.6	$2.4	$2.3	No	Mar 2014 - Sep 2015
National Pension Plan(IAM)[5]	51-6031295	Green	Green	No	0.3	0.3	0.4	No	Dec 2013 - Nov 2014
Western Conference of Teamsters Pension Plan (Teamsters)[6]	91-6145047	Green	Green	No	0.3	0.2	0.3	No	May 2012
Canada Wide Industrial Pension Plan[7]	920120	N/A	N/A	N/A	0.4	0.4	0.3	N/A	Feb 2012
					$3.6	$3.3	$3.3

________________

[1]	The “EIN/Pension Plan Number” column provides the Employee Identification Number (EIN) and the three-digit plan number, if applicable.

[2]
Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2011 and 2010 is for the plan's year-end at December 31, 2010, and December 31, 2009, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded.

[3]	The “FIP/RP Status Pending/Implemented” column indicates plans for which a Financial Improvement Plan (FIP) or a Rehabilitation Plan (RP) is either pending or has been implemented under the PPA.

[4]
The Company is party to three collective-bargaining agreements that require contributions to the Steelworkers Pension Trust. Current union contracts covering employees at the Newark, Ohio and Spokane, Washington facilities, Florence, Alabama facility and Richmond (Bellwood), Virginia facility expire in September 2015, March 2014 and November 2014, respectively. Of the three, the union contract covering employees at the Newark, Ohio and Spokane, Washington facilities is more significant because 80% of the Company's USW-represented employees are covered by that agreement. The union contracts covering employees at the Bellwood, Virginia facility and Florence, Alabama facility cover 14% and 6% of the Company's USW-related employees, respectively. The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the Steelworkers Pension Trust except that (i) the monthly contributions per hour worked by each bargaining unit employee at the Company’s Newark, Ohio and Spokane, Washington facilities increased to (in whole dollars) $1.25 starting July 2010 and will increase to (in whole dollars) $1.50 in July 2015 and (ii) monthly contributions per hour worked by each bargaining unit employee at at the Florence, Alabama facility are (in whole dollars) $1.25 per hour. The Company is also party to two other collective-bargaining agreements covering employees at the Chandler, Arizona (Tube) and Kalamazoo, Michigan facilities. However, these agreements do not require contributions from the Company to the Steelworkers Pension Trust because the employees at these facilities are covered under the Company's defined contribution 401(k) savings plan.

[5]
The Company is party to two significant collective-bargaining agreements that require contributions to the National Pension Plan. Current union contracts covering employees at the Richmond (Bellwood), Virginia, and Sherman, Texas facilities expire in November 2014 and December 2013, respectively. Of the two, the union contract covering employees at the Sherman, Texas facility is more significant because 89% of the Company's IAM-represented employees are covered by that agreement. The union contract covering employees at the Richmond (Bellwood), Virginia facility covers 11% of the Company's IAM-represented employees. The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the National Pension Plan.

[6]
The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee at the Los Angeles, California facility to the Western Conference of Teamsters Pension Plan.

[7]
The Company makes monthly contributions of (in whole dollars) $1.15 per hour worked by each bargaining unit employee at the London, Ontario facility to the Canada Wide Industrial Pension Plan. Information relating to the Pension Protection Act zone status, FIP/RIP status and surcharge imposed are not applicable to this plan because it is a Canadian plan that does not follow the same regulations as plans that are U.S. based.